Convertible Notes Payable – Related Parties	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Convertible Notes Payable – Related Parties

Note 10 - Convertible Notes Payable – Related Parties

On April 20, 2022, the Company entered into a $1,500,000 Loan Agreement and a $500,000 Loan Agreement (collectively the “Agreements”). Pursuant to the Agreements, the Company issued two Convertible Promissory Notes in the principal amounts of $1,500,000 and $500,000 (the “Notes”). In connection with the Notes the Company issued Common Stock Purchase Warrants for 1,100,000 shares and 360,000 shares of the Company’s common stock (the “Warrants”) and issued a total of 250,000 shares of the Company’s common stock as Origination Shares. The Notes have an original issuance discount of five percent (5%), $10,000 in legal fees, an interest rate of eight percent (8%), and a conversion price of $2.79 per share, subject to an adjustment downward if the Company is in default of the terms of the Notes. The Warrants have a five (5) year term, an exercise price of $2.79 per share, have a cashless conversion feature until such time as the shares underlying the Warrants are included in an effective registration and certain anti-dilution protection. During the year ended December 31, 2023, the Notes were amended to change the conversion price of the Notes and exercise price of all outstanding warrants was reduced to $0.93 pursuant to down round protection provisions in the loan and warrant agreements and to extend the Notes to January 31, 2024. The change on the Notes conversion rate was a change from $2.79 and the change to the outstanding warrants exercise price was on 500,000 warrants with $6.00 price, 1,460,000 at $2.79 and 800,000 at $1.00. The amendment is considered a material modification of the Notes and the Company has used extinguishment accounting to account for the change. The fair value of the additional shares underlying the Note conversion and warrant exercise using the reduced conversion and exercise price was measured using the Black-Scholes valuation model. The fair value of the conversion feature totals $923,603 and the fair value of the warrants totals $196,730. The total loss on extinguishment of $1,120,333 has been included in other gains and losses. In December 2023, $430,331 of the $500,000 Note and accrued interest of $69,669 was converted into 537,634 shares of the Company’s common stock. On June 28, 2024, the Notes were amended to change the due date to September 30, 2024 and to allow the Company to pay the accrued interest in shares of the Company’s common stock. In consideration for the extension of the maturity date, the Company agreed to assign 150,000 shares of SRM Entertainment, Inc. common stock held by the Company to the Note Holder. These shares were valued at $189,000 and recorded as interest expense with a corresponding gain, which was valued at market price on the day of the agreement. Additionally, the Company agreed to issue 330,957 shares of its common stock to pay $306,953 of accrued interest, which is valued at $1.04 per share and is the fair market value of the stock on the date of the agreement. On July 1, 2024 330,957 shares were issued against the common stock payable recorded at the end of June 30, 2024. In addition, on September 30, 2024, the note holder exercised its right to convert the full principal amount of $1,500,000 at the stated exercise price on the note of $.932 which resulted in the issuance of 1,655,803 of the Company’s common stock.

The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the nine months ended September 30, 2024, and years ended December 31, 2023, and 2022:

Principal Balance, December 31, 2022	2,000,000
Conversion of one of the notes	(500,000)
Principal Balance, December 31, 2023	1,500,000
Conversion of one of the notes, paid interest then principal, leaving new balance	69,669
Principal Balance, June 30, 2024	1,569,669
Made a cash payment towards interest and principal balance in full	(69,669)
Conversion of full principal balance of final note	(1,500,000)
Principal Balance, September 30, 2024	-

Interest expense related to the above Notes for the nine months ended September 30, 2024, and 2023 was $252,107 and $118,359, respectively.